Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Cash Flows from Operating Activities
Net income	$ 3,863	$ 3,223	$ 10,654	$ 3,226	$ 8,284
Adjustments to the profit or loss items:
Depreciation	3,242	3,179	9,708	9,506	12,714
Financial expenses, net	1,347	1,072	4,098	3,883	1,635
Cost of share-based payment	224	312	700	941	1,314
Taxes on income	84	73	221	179	145
Loss (gain) from sale of property and equipment	12		11	(5)	(5)
Change in employee benefit liabilities, net	17	(104)	6	(144)	(125)
Adjustments to the profit or loss items	4,926	4,532	14,744	14,360	15,678
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	10,004	(618)	3,249	2,078	7,835
Decrease (increase) in other accounts receivables	510	1,177	1,452	2,716	(1,150)
Decrease (increase) in inventories	7,155	6,441	16,920	(5,011)	(19,694)
Decrease (increase) in deferred expenses	97	(279)	336	2,763	2,814
Decrease in trade payables	(5,655)	(13,181)	(10,747)	(18,617)	(8,885)
Increase (decrease) in other accounts payables	881	49	(157)	(359)	765
Increase (decrease) in deferred revenues	14	(23)	(107)	(20)	113
Total Changes in asset and liability	13,006	(6,434)	10,946	(16,450)	(18,202)
Cash received (paid) during the period for:
Interest paid	(158)	(405)	(424)	(1,149)	(1,228)
Interest received	646	67	1,434	92
Taxes paid	(70)	(62)	(158)	(174)	(217)
Cash received (paid) during the year	418	(400)	852	(1,231)	(1,445)
Net cash provided by (used in) operating activities	22,213	921	37,196	(95)	4,315
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(2,124)	(1,729)	(7,816)	(3,876)	(5,850)
Proceeds from sale of property and equipment			1	6	7
Net cash provided by (used in) investing activities	(2,124)	(1,729)	(7,815)	(3,870)	(5,843)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	1		3	3	4
Repayment of lease liabilities	(319)	(251)	(890)	(768)	(850)
Repayment of long-term loans		(15,185)		(17,407)	(17,407)
Repayment of other long-term liabilities	(4,468)	(11,500)	(12,316)	(17,500)	(17,300)
Proceeds from issuance of ordinary shares, net		58,231		58,231	58,231
Net cash provided by (used in) financing activities	(4,786)	31,295	(13,203)	22,559	22,678
Exchange differences on balances of cash and cash equivalent	151	328	182	(249)	233
Increase (decrease) in cash and cash equivalents	15,454	30,815	16,360	18,345	21,383
Cash and cash equivalents at the beginning of the period	56,547	21,788	55,641	34,258	34,258
Cash and cash equivalents at the end of the period	72,001	52,603	72,001	52,603	55,641
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	2,642	295	3,163	3,880	6,546
Purchase of property and equipment and Intangible assets	$ 1,040	$ 681	$ 1,040	$ 681	$ 646